Consolidated balance sheet - SEK (kr) kr in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Non-current assets
Capitalized development expenses	kr 4,040	kr 4,237	kr 4,593
Goodwill	31,200	30,035	27,815
Intellectual property rights, brands and other intangible assets	2,491	3,474	4,148
Property, plant and equipment	13,850	12,849	12,857
Right-of-use assets	8,487
Financial assets
Equity in joint ventures and associated companies	1,565	611	624
Other investments in shares and participations	1,432	1,515	1,279
Customer ﬁnance, non-current	2,262	1,180	2,178
Interest-bearing securities, non-current	20,354	23,982	25,105
Other ﬁnancial assets, non-current	5,614	6,559	5,897
Deferred tax assets	31,174	23,152	21,963
Non-current assets	122,469	107,594	106,459
Current assets
Inventories	30,863	29,255	25,547
Contract assets	12,171	13,178	13,120
Trade receivables	43,069	51,172	48,105
Customer ﬁnance, current	1,494	1,704	1,753
Other current receivables	14,479	20,844	22,301
Interest-bearing securities, current	6,759	6,625	6,713
Cash and cash equivalents	45,079	38,389	35,884
Current assets	153,914	161,167	153,423
Total assets	276,383	268,761	259,882
Equity
Capital stock	16,672	16,672	16,672
Additional paid in capital	24,731	24,731	24,731
Other reserves	2,292	965	(334)
Retained earnings	38,864	44,610	55,866
Equity attributable to owners of the Parent Company	82,559	86,978	96,935
Non-controlling interest	(681)	792	636
Equity	81,878	87,770	97,571
Non-current liabilities
Post-employment beneﬁts	35,817	28,720	25,009
Provisions, non-current	2,679	5,471	3,596
Deferred tax liabilities	1,224	670	901
Borrowings, non-current	28,257	30,870	30,500
Lease liabilities, non-current	7,595
Other non-current liabilities	2,114	4,346	2,776
Non-current liabilities	77,686	70,077	62,782
Current liabilities
Provisions, current	8,244	10,537	6,283
Borrowings, current	9,439	2,255	2,545
Lease liabilities, current	2,287
Contract liabilities	29,041	29,348	29,076
Trade payables	30,403	29,883	26,320
Other current liabilities	37,405	38,891	35,305
Current liabilities	116,819	110,914	99,529
Total equity and liabilities	kr 276,383	kr 268,761	kr 259,882